Principal Accounting Policies (Statutory Reserves) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC Subsidiaries [Member]	Dec. 31, 2013 VIEs [Member]	Dec. 31, 2013 Actoz [Member]	Dec. 31, 2013 Eyedentity [Member]
Statutory Reserves [Line Items]
Percentage rate of after tax profit, annul appropriation, general reserve fund/statutory reserve fund							10.00%	10.00%
Percentage rate of registered capital, general reserve fund/statutory reserve fund reached, appropriation not required							50.00%	50.00%
Total appropriation of general reserve fund/statutory reserve fund		7,200,000	5,100,000			5,600,000
Percentage of cash dividends, annul appropriation, legal reserves, minimum									10.00%	10.00%
Percentage rate of issued capital stock, legal reserve reached, appropriation not required									50.00%	50.00%
Total appropriation of legal reserve	$ 0		3,800,000	648,900,000	$ 0